October 19, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Funds (File Nos. 333-146680 & 811-22132)

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 101 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the sole purpose of adding a new share class, Class C, for the Aberdeen Short Duration High Yield Municipal Fund. On or around December 18, 2020, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will update the Funds’ fee tables and other information required as of the fiscal year ending October 31, 2020.

Please do not hesitate to contact the undersigned at 215-405-5724 or Stephanie Capistron (617-728-7127) from Dechert LLP, counsel to the Fund, with any questions or comments concerning this filing.

Sincerely,

/s/ Katherine A. Corey, Esq.
Katherine A. Corey, Esq.

cc:	Lucia Sitar, Esq., Aberdeen Standard Investments Inc.

Thomas C. Bogle, Esq., Dechert LLP

Stephanie A. Capistron, Esq., Dechert LLP